Investment In Joint Venture (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 10, 2014	Jun. 30, 2013	Sep. 30, 2014
Schedule of Equity Method Investments [Line Items]
Joint Ventures capital investment	$ 100,000		$ 135,209
Gain on joint venture	15,000
Joint venture disposal, total amount of return	115,000	162,814
Z-Square Technology, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Joint Ventures capital investment	$ 0